Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2024 CLP ($)
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	$ 3,420,788,188
Contractual commitments relating to purchase of wine and grape	13,325,716
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	429,613,645
Contractual commitments relating to purchase of wine and grape	11,241,775
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	1,786,939,620
Contractual commitments relating to purchase of wine and grape	2,083,941
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	1,204,234,923
Contractual commitments relating to purchase of wine and grape